SHARE-BASED COMPENSATION - Option plan employees (Details)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share-based payment arrangement, options, termination of employment, minimum period for all options to lapse	1 year
Volatility calculation, historical end-of-month closing share prices, duration	3 years
Expected correlations, historical correlations based on end-of-month closing quotes, period	3 years